                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................         1
    Management's Discussion and Analysis....................         2
    Statement of Assets and Liabilities.....................         3
    Statement of Operations.................................         4
    Statements of Changes in Net Assets.....................         5
    Financial Highlights....................................         6
    Notes to Financial Statements...........................       7-8
    Report of Independent Certified Public Accountants......         9

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL
 VALUE SERIES
    Performance Chart.......................................        10
    Schedule of Investments.................................     11-16
    Statement of Assets and Liabilities.....................        17
    Statement of Operations.................................        18
    Statements of Changes in Net Assets.....................        19
    Financial Highlights....................................        20
    Notes to Financial Statements...........................     21-23
    Report of Independent Certified Public Accountants......        24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI EAFE INDEX (NET DIVIDENDS)
SEPTEMBER 1997-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL VALUE PORTFOLIO IV  MSCI EAFE INDEX (NET DIVIDENDS)
                                      $10,000                          $10,000
Sep. 97                               $10,375                          $10,560
Oct. 97                                $9,833                           $9,749
Nov. 97                                $9,427                           $9,650
Dec. 97                                $9,383                           $9,734
Jan. 98                                $9,953                          $10,178
Feb. 98                               $10,606                          $10,832
Mar. 98                               $11,082                          $11,165
Apr. 98                               $11,124                          $11,254
May 98                                $11,229                          $11,198
Jun. 98                               $11,124                          $11,284
Jul. 98                               $11,251                          $11,398
Aug. 98                                $9,784                           $9,985
Sep. 98                                $9,256                           $9,680
Oct. 98                               $10,174                          $10,688
Nov. 98                               $10,628                          $11,236
Dec. 98                               $10,842                          $11,680
Jan. 99                               $10,626                          $11,644
Feb. 99                               $10,356                          $11,367
Mar. 99                               $11,003                          $11,841
Apr. 99                               $11,661                          $12,321
May 99                                $11,068                          $11,686
Jun. 99                               $11,564                          $12,142
Jul. 99                               $11,985                          $12,503
Aug. 99                               $12,114                          $12,549
Sep. 99                               $12,158                          $12,676
Oct. 99                               $12,104                          $13,145
Nov. 99                               $12,072                          $13,601
Dec. 99                               $12,673                          $14,822
Jan. 00                               $11,701                          $13,881
Feb. 00                               $11,402                          $14,254
Mar. 00                               $12,043                          $14,808
Apr. 00                               $11,734                          $14,029
May 00                                $11,966                          $13,686
Jun. 00                               $12,795                          $14,222
Jul. 00                               $12,386                          $13,626
Aug. 00                               $12,496                          $13,744
Sep. 00                               $12,142                          $13,075
Oct. 00                               $12,054                          $12,766
Nov. 00                               $12,043                          $12,288
Dec. 00                               $12,712                          $12,724
Jan. 01                               $12,738                          $12,717
Feb. 01                               $12,357                          $11,764
Mar. 01                               $11,595                          $10,979
Apr. 01                               $12,204                          $11,742
May 01                                $12,115                          $11,327
Jun. 01                               $11,886                          $10,864
Jul. 01                               $11,645                          $10,666
Aug. 01                               $11,810                          $10,397
Sep. 01                               $10,298                           $9,343
Oct. 01                               $10,361                           $9,583
Nov. 01                               $10,743                           $9,928

         ANNUALIZED                  ONE            FROM
         TOTAL RETURN (%)           YEAR       SEPTEMBER 1997
         -----------------------------------------------------
                                   -10.80           1.70

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    International equity markets were generally weak for the twelve months ended November 30, 2001: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

                      TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
                      ---------------------------------------------------
                                                                   LOCAL
                                                                 CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                     RETURN            RETURN
-----------------------------                                 ---------------   ---------------
United Kingdom..............................................          -10.83%           -10.31%
Japan.......................................................          -20.84%           -28.77%
France......................................................          -20.80%           -18.53%
Germany.....................................................          -20.12%           -17.87%
Switzerland.................................................          -19.80%           -15.47%
Netherlands.................................................          -21.85%           -19.64%
Italy.......................................................          -27.51%           -25.43%
Australia...................................................            6.32%             5.17%
Spain.......................................................           -6.02%            -3.34%
Sweden......................................................          -21.72%           -26.50%

--------------

Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
     ------------------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index (price only)......................          -11.74%
Salomon Extended Market Index -- EPAC (small companies).....          -13.01%
MSCI EAFE Value Index (net dividends).......................          -14.83%
MSCI EAFE Index (net dividends).............................          -19.14%
MSCI EAFE Growth Index (net dividends)......................          -23.59%

DFA INTERNATIONAL VALUE PORTFOLIO IV

    The DFA International Value Portfolio IV seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series of The DFA Investment Trust Company Inc. (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 511 stocks in twenty-one developed-country markets, as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the DFA International Value Portfolio IV's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -23.59% for the MSCI EAFE Growth Index (net dividends) and -14.83% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio IV over this period was -10.80%.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (8,508,213 Shares, Cost
  $100,014)++ at Value......................................  $    86,358
Receivable for Fund Shares Sold.............................           95
Prepaid Expenses and Other Assets...........................           14
                                                              -----------
    Total Assets............................................       86,467
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................           95
Accrued Expenses and Other Liabilities......................           31
                                                              -----------
    Total Liabilities.......................................          126
                                                              -----------

NET ASSETS..................................................  $    86,341
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   10,220,633
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      8.45
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   102,003
Accumulated Net Investment Income (Loss)....................        1,864
Accumulated Net Realized Gain (Loss)........................       (3,870)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      (13,656)
                                                              -----------
    Total Net Assets........................................  $    86,341
                                                              ===========

--------------

++ The cost for federal income tax purposes is $104,403.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $  2,212
                                                                     --------

EXPENSES
  Administrative Services...................................               80
  Accounting & Transfer Agent Fees..........................               11
  Legal Fees................................................                5
  Audit  Fees...............................................                1
  Filing Fees...............................................               17
  Shareholders' Reports.....................................               14
  Directors' Fees and Expenses..............................                1
  Other.....................................................                9
                                                                     --------
        Total Expenses......................................              138
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            2,074
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................            3,390
  Net Realized Gain (Loss) on Investment Securities Sold....           (1,503)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          (14,634)
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          (12,747)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(10,673)
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     YEAR            YEAR
                                                                     ENDED           ENDED
                                                                   NOV. 30,        NOV. 30,
                                                                     2001            2000
                                                                   ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................       $  2,074        $  2,313
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................          3,390           7,423
  Net Realized Gain (Loss) on Investment Securities Sold....         (1,503)           (494)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................        (14,634)         (9,462)
                                                                   --------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................        (10,673)           (220)
                                                                   --------        --------

Distributions From:
  Net Investment Income.....................................         (2,345)         (2,410)
  Net Realized Gains........................................        (10,461)           (516)
                                                                   --------        --------
        Total Distributions.................................        (12,806)         (2,926)
                                                                   --------        --------
Capital Share Transactions (1):
  Shares Issued.............................................         26,709          28,561
  Shares Issued in Lieu of Cash Distributions...............         12,806           2,926
  Shares Redeemed...........................................        (26,338)        (53,492)
                                                                   --------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................         13,177         (22,005)
    Capital Contribution from Sponsor.......................             36             482
                                                                   --------        --------
        Total Increase (Decrease)...........................        (10,266)        (24,669)
NET ASSETS
    Beginning of Period.....................................         96,607         121,276
                                                                   --------        --------
    End of Period...........................................       $ 86,341        $ 96,607
                                                                   ========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................          2,868           2,610
    Shares Issued in Lieu of Cash Distributions.............          1,327             262
    Shares Redeemed.........................................         (2,835)         (4,849)
                                                                   --------        --------
                                                                      1,360          (1,977)
                                                                   ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                       YEAR         YEAR         YEAR         YEAR        AUG. 15
                                       ENDED        ENDED        ENDED        ENDED         TO
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  10.90     $  11.19     $  10.07     $   9.05     $  10.00
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.21         0.20         0.30         0.23         0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (1.20)       (0.22)        1.04         0.92        (1.03)
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................     (0.99)       (0.02)        1.34         1.15        (0.95)
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.27)       (0.22)       (0.22)       (0.13)          --
  Net Realized Gains...............     (1.19)       (0.05)          --           --           --
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (1.46)       (0.27)       (0.22)       (0.13)          --
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $   8.45     $  10.90     $  11.19     $  10.07     $   9.05
                                     ========     ========     ========     ========     ========
Total Return.......................    (10.80)%      (0.24)%      13.58%       12.74%       (9.50)%#

Net Assets, End of Period
  (thousands)......................  $ 86,341     $ 96,607     $121,276     $ 98,764     $ 97,570
Ratio of Expenses to Average Net
  Assets (1) ......................      0.44%        0.41%(a)     0.41%(a)     0.44%(a)     0.47%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............      2.22%        1.97%(a)     2.32%(a)     2.09%(a)     2.65%*(a)
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         6%           9%           6%          15%          23%*(b)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio.

(b)  Calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distribution from the DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ending November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as an addition to paid-in capital.

    Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio ceased making voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................        --
Gross Unrealized Depreciation...............................  $(18,045)
                                                              --------
  Net.......................................................  $(18,045)
                                                              ========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                $10,000                          $10,000
Mar. 94                          $9,733                           $9,569
Apr. 94                         $10,060                           $9,975
May 94                          $10,119                           $9,918
Jun. 94                         $10,239                          $10,058
Jul. 94                         $10,438                          $10,155
Aug. 94                         $10,598                          $10,396
Sep. 94                         $10,228                          $10,068
Oct. 94                         $10,658                          $10,404
Nov. 94                         $10,099                           $9,903
Dec. 94                         $10,159                           $9,966
Jan. 95                          $9,757                           $9,583
Feb. 95                          $9,736                           $9,556
Mar. 95                         $10,312                          $10,152
Apr. 95                         $10,633                          $10,533
May 95                          $10,573                          $10,408
Jun. 95                         $10,463                          $10,225
Jul. 95                         $11,052                          $10,862
Aug. 95                         $10,676                          $10,448
Sep. 95                         $10,740                          $10,652
Oct. 95                         $10,536                          $10,365
Nov. 95                         $10,826                          $10,653
Dec. 95                         $11,351                          $11,083
Jan. 96                         $11,464                          $11,128
Feb. 96                         $11,537                          $11,166
Mar. 96                         $11,698                          $11,404
Apr. 96                         $12,154                          $11,736
May 96                          $12,040                          $11,520
Jun. 96                         $12,083                          $11,584
Jul. 96                         $11,760                          $11,246
Aug. 96                         $11,811                          $11,271
Sep. 96                         $12,019                          $11,570
Oct. 96                         $11,904                          $11,452
Nov. 96                         $12,434                          $11,908
Dec. 96                         $12,271                          $11,755
Jan. 97                         $11,861                          $11,343
Feb. 97                         $11,969                          $11,529
Mar. 97                         $12,013                          $11,571
Apr. 97                         $11,948                          $11,632
May 97                          $12,855                          $12,389
Jun. 97                         $13,413                          $13,072
Jul. 97                         $13,598                          $13,284
Aug. 97                         $12,706                          $12,291
Sep. 97                         $13,174                          $12,980
Oct. 97                         $12,483                          $11,983
Nov. 97                         $11,955                          $11,861
Dec. 97                         $11,907                          $11,964
Jan. 98                         $12,627                          $12,511
Feb. 98                         $13,456                          $13,314
Mar. 98                         $14,051                          $13,724
Apr. 98                         $14,095                          $13,832
May 98                          $14,227                          $13,764
Jun. 98                         $14,089                          $13,869
Jul. 98                         $14,245                          $14,009
Aug. 98                         $12,382                          $12,273
Sep. 98                         $11,716                          $11,898
Oct. 98                         $12,883                          $13,138
Nov. 98                         $13,448                          $13,810
Dec. 98                         $13,711                          $14,356
Jan. 99                         $13,439                          $14,313
Feb. 99                         $13,099                          $13,972
Mar. 99                         $13,906                          $14,555
Apr. 99                         $14,732                          $15,144
May 99                          $13,985                          $14,364
Jun. 99                         $14,616                          $14,924
Jul. 99                         $15,144                          $15,368
Aug. 99                         $15,292                          $15,425
Sep. 99                         $15,347                          $15,580
Oct. 99                         $15,278                          $16,157
Nov. 99                         $15,231                          $16,717
Dec. 99                         $15,983                          $18,219
Jan. 00                         $14,752                          $17,062
Feb. 00                         $14,383                          $17,521
Mar. 00                         $15,182                          $18,201
Apr. 00                         $14,787                          $17,243
May 00                          $15,071                          $16,822
Jun. 00                         $16,121                          $17,480
Jul. 00                         $15,597                          $16,748
Aug. 00                         $15,735                          $16,894
Sep. 00                         $15,280                          $16,071
Oct. 00                         $15,167                          $15,692
Nov. 00                         $15,155                          $15,103
Dec. 00                         $15,996                          $15,639
Jan. 01                         $16,021                          $15,631
Feb. 01                         $15,539                          $14,459
Mar. 01                         $14,591                          $13,495
Apr. 01                         $15,360                          $14,433
May 01                          $15,244                          $13,923
Jun. 01                         $14,954                          $13,354
Jul. 01                         $14,650                          $13,111
Aug. 01                         $14,861                          $12,779
Sep. 01                         $12,966                          $11,484
Oct. 01                         $13,046                          $11,778
Nov. 01                         $13,523                          $12,202

         ANNUALIZED                  ONE         FIVE       FROM
         TOTAL RETURN (%)           YEAR        YEARS    MARCH 1994
         ----------------------------------------------------------
                                   -10.77        1.69       3.97

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the decution of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                        SHARES              VALUE+
                                        ------              ------
UNITED KINGDOM -- (22.3%)
COMMON STOCKS -- (22.2%)
 3I Group P.L.C...................        98,143    $    1,221,871
 *AWG P.L.C.......................       151,281         1,186,585
 Abbey National P.L.C.............       193,192         2,694,510
 Aggregate Industries P.L.C.......     1,376,254         1,609,401
 Alliance & Leicester P.L.C.......       348,000         3,786,654
 Allied Domecq P.L.C..............       749,994         4,059,022
 Antofagasta Holdings P.L.C.......       256,000         1,872,876
 Arriva P.L.C.....................       125,700           555,711
 Associated British Foods
   P.L.C..........................       770,096         5,633,964
 Associated British Ports Holdings
   P.L.C..........................       375,400         2,118,688
 BAA P.L.C........................     1,135,250         9,560,117
 BG Group P.L.C...................     2,666,548        10,039,339
 BOC Group P.L.C..................       151,639         2,296,610
 BPB P.L.C........................       458,500         1,879,875
 Barclays P.L.C...................       154,372         4,733,243
 Barratt Developments P.L.C.......       226,000         1,195,733
 Berkeley Group P.L.C.............       124,712         1,127,585
 Bodycote International P.L.C.....       210,360           685,490
 Britannic P.L.C..................       190,600         2,184,040
 British Airways P.L.C............     1,028,331         2,984,346
 British Land Co. P.L.C...........       502,381         3,360,144
 Brixton Estate P.L.C.............       235,685           751,210
 CGU P.L.C........................     1,977,423        23,561,224
 Cable and Wireless P.L.C.........        96,700           455,429
 *Canary Wharf Group P.L.C........       468,000         3,030,076
 Chelsfield P.L.C.................       241,178           992,282
 *Colt Telecom Group PLC..........        97,000           191,590
 Cookson Group P.L.C..............       701,120           794,898
 *Corus Group P.L.C...............     3,039,927         2,904,623
 Debenhams P.L.C..................       316,891         1,717,297
 *Energis P.L.C...................       239,000           243,700
 Enterprise Oil P.L.C.............       354,000         2,150,625
 Great Portland Estates P.L.C.....       118,365           405,122
 Great Universal Stores P.L.C.....       819,700         7,306,119
 HBOS P.L.C.......................       130,000         1,529,499
 HSBC Holdings P.L.C..............        84,764         1,021,457
 Hammerson P.L.C..................       280,000         1,830,835
 Hanson P.L.C.....................       599,300         4,036,157
 Hilton Group P.L.C...............     1,251,117         3,746,873
 IMI P.L.C........................        24,000            83,855
 Independent Insurance Group
   P.L.C..........................       130,000                 0
 Innogy Holdings PLC..............       555,400         1,578,178
 *International Power P.L.C.......       755,400         2,232,664
 Johnson Matthey P.L.C............       180,811         2,498,621
 Kelda Group P.L.C................       161,510           788,881
 Lattice Group P.L.C..............     2,666,548         5,780,226
 Liberty International P.L.C......       282,297         1,972,669
 Luminar P.L.C....................        15,000           191,134
 MFI Furniture Group P.L.C........       350,900           710,597
 Marks & Spencer P.L.C............     1,975,763         9,819,501
 Mersey Docks & Harbour Co.
   P.L.C..........................        53,050           423,667
 Millennium and Copthorne Hotels
   P.L.C..........................       274,000         1,068,710
 Northern Foods P.L.C.............       433,000           991,094
 Northern Rock P.L.C..............       344,000         2,835,555
 Novar P.L.C......................       498,245           859,766
                                        SHARES              VALUE+
                                        ------              ------

 P & 0 Princess Cruises P.L.C.....       504,373    $    2,625,406
 Peninsular & Oriental Steam
   Navigation Co..................       690,498         2,449,499
 Pennon Group P.L.C...............        51,040           436,731
 Pilkington P.L.C.................     1,213,382         1,877,496
 Powergen P.L.C...................       572,754         6,056,631
 RMC Group P.L.C..................       257,000         2,290,683
 Railtrack Group P.L.C............       370,742         1,480,409
 Rank Group P.L.C.................       793,530         2,591,496
 Rexam P.L.C......................       447,639         2,381,160
 Rio Tinto P.L.C..................       517,315         9,701,360
 Rolls-Royce P.L.C................     1,039,229         2,412,037
 Royal & Sun Alliance Insurance
   Group P.L.C....................     1,616,223         9,231,146
 Royal Bank of Scotland Group
   P.L.C..........................       203,111         4,706,939
 Safeway P.L.C....................     1,136,278         4,966,688
 Sainsbury (J.) P.L.C.............     1,759,839         9,034,981
 Scottish & Newcastle P.L.C.......       610,585         4,397,333
 Seibe P.L.C......................         3,802             5,341
 Severn Trent P.L.C...............       210,597         2,063,292
 Signet Group P.L.C...............       803,000         1,013,469
 Six Continents P.L.C.............       741,870         7,511,695
 Slough Estates P.L.C.............       443,200         2,054,163
 Smith (W.H.) P.L.C...............       203,000         1,412,758
 Spirent P.L.C....................       129,000           303,547
 Stagecoach Holdings P.L.C........     1,337,606         1,201,768
 Tate & Lyle P.L.C................       469,100         2,261,174
 Taylor Woodrow P.L.C.............       573,251         1,295,764
 *Telewest Communications
   P.L.C..........................       396,000           364,256
 Tesco P.L.C......................     4,001,409        13,723,972
 Thistle Hotels P.L.C.............       466,707           762,082
 Trinity P.L.C....................       183,450         1,122,346
 Unilever P.L.C...................       400,000         3,231,556
 United Utilities P.L.C...........       265,595         2,397,593
 Waste Recycling Group P.L.C......       133,875           889,687
 Whitbread P.L.C..................       325,864         2,497,852
 Wilson Bowden P.L.C..............        96,900         1,041,259
 Wimpey (George) P.L.C............       360,900           949,588
 Wolseley P.L.C...................       489,076         3,511,783
 XANSA P.L.C......................       245,848         1,148,232
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $258,986,213).............                     270,693,110
                                                    --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $1,733,651)..............                       1,744,300
                                                    --------------
TOTAL -- UNITED KINGDOM
  (Cost $260,719,864).............                     272,437,410
                                                    --------------
JAPAN -- (21.1%)
COMMON STOCKS -- (21.1%)
 AIOI Insurance Co., Ltd..........       928,735         1,968,878
 #Aisin Seiki Co., Ltd............       137,000         1,475,539
 Alps Electric Co., Ltd...........         8,000            54,583
 Amada Co., Ltd...................       376,000         1,749,964
 Aomori Bank, Ltd.................       170,000           648,983
 Aoyama Trading Co., Ltd..........        41,100           423,633
 *Asahi Bank, Ltd.................       426,000           335,636
 Autobacs Seven Co., Ltd..........        10,300           259,350

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
 Awa Bank, Ltd....................       196,600    $      859,117
 #Bank of Kyoto, Ltd..............       347,400         1,481,411
 #Bank of Nagoya, Ltd.............       185,000           955,686
 #Bank of Yokohama, Ltd...........       978,000         3,288,711
 Brother Industries, Ltd..........        43,000           129,577
 Canon Sales Co., Inc.............       124,900           943,478
 Casio Computer Co., Ltd..........        60,000           314,826
 Chiba Bank, Ltd..................       941,000         3,095,503
 Chudenko Corp....................        84,460         1,296,580
 Chugoku Bank, Ltd................       238,800         1,551,711
 #Chuo Mitsui Trust & Banking Co.,
   Ltd............................        81,000            83,556
 #Citizen Watch Co., Ltd..........       318,000         1,673,743
 Coca-Cola West Japan Co., Ltd....         7,000           139,584
 #Cosmo Oil Co., Ltd..............       764,000         1,359,014
 Dai Nippon Printing Co., Ltd.....        99,000         1,060,636
 Daicel Chemical Industries,
   Ltd............................       485,000         1,500,905
 Daido Steel Co., Ltd.............       126,000           211,850
 *Daiei, Inc......................        71,000            68,050
 Daimaru, Inc.....................        79,000           338,803
 Daishi Bank, Ltd.................       355,000         1,190,872
 Daito Trust Construction Co.,
   Ltd............................       180,784         2,834,026
 *Daiwa Bank, Ltd.................       500,000           422,367
 Daiwa House Industry Co., Ltd....       663,000         4,038,884
 Dowa Fire & Marine Insurance Co.,
   Ltd............................       383,000         1,664,329
 Ezaki Glico Co., Ltd.............       174,600           829,634
 Fuji Photo Film Co., Ltd.........       355,000        12,225,898
 Fukui Bank, Ltd..................       343,000           938,881
 #Fukuoka Bank, Ltd...............        95,000           358,809
 *Fukuoka City Bank, Ltd..........       264,532           709,053
 Fukuyama Transporting Co.,
   Ltd............................       266,000           980,898
 Futaba Corp......................        16,000           384,029
 #Futaba Industrial Co., Ltd......        85,000           859,557
 General Sekiyu KK................        41,110           290,505
 Gunma Bank, Ltd..................       146,000           735,243
 Gunze, Ltd.......................        35,000           129,634
 Hachijuni Bank, Ltd..............        82,000           407,617
 Hankyu Department Stores, Inc....        54,000           331,152
 Hanshin Electric Railway Co.,
   Ltd............................       141,000           344,725
 Heiwa Corp.......................        12,000           178,759
 Higo Bank, Ltd...................       308,000           940,644
 #Hiroshima Bank, Ltd.............       593,000         1,998,892
 Hitachi Cable, Ltd...............        56,000           201,047
 #Hitachi Maxell, Ltd.............        96,000         1,259,303
 Hitachi Metals, Ltd..............       360,000         1,125,770
 Hitachi, Ltd.....................     3,717,000        27,473,913
 Hokkoku Bank, Ltd................       102,000           364,535
 Hokuetsu Paper Mills, Ltd........       162,000           838,187
 *Hokuriku Bank, Ltd..............       891,000         1,071,090
 House Foods Corp.................       117,000         1,083,371
 #Hyakugo Bank, Ltd. (105th
   Bank)..........................       258,000           972,354
 Hyakujishi Bank, Ltd.............       314,000         1,741,955
 Ishikawajima-Harima Heavy
   Industries Co., Ltd............       180,000           273,401
 Iyo Bank, Ltd....................        60,000           321,649
 Izumi Co., Ltd...................        19,000           217,909
 Japan Airport Terminal Co.,
   Ltd............................        29,000           234,609
 Joyo Bank, Ltd...................       245,000           724,359
 Juroku Bank, Ltd.................       349,000         1,332,324
 Kagoshima Bank, Ltd..............       266,000           942,008
 #Kajima Corp.....................       826,000         2,616,563
 Kamigumi Co., Ltd................       357,000         1,493,351
                                        SHARES              VALUE+
                                        ------              ------

 Kandenko Co., Ltd................       266,000    $    1,227,203
 Kansai Paint Co., Ltd., Osaka....       108,000           240,359
 *Kawasaki Heavy Industries,
   Ltd............................       407,000           416,535
 Kikkoman Corp....................       259,000         1,554,643
 Kinden Corp......................        77,000           397,147
 #Kissei Pharmaceutical Co.,
   Ltd............................        41,000           599,769
 *Kobe Steel, Ltd.................     2,632,000         1,111,670
 Kokusai Securities Co., Ltd......        41,000           272,410
 Kokuyo Co., Ltd..................        38,000           337,666
 Komatsu, Ltd.....................     1,279,000         4,300,881
 #Komori Corp.....................        74,000           793,400
 Koyo Seiko Co....................       198,000           709,235
 Kubota Corp......................       140,000           405,960
 Kuraray Co., Ltd.................        57,000           372,698
 Kyushu Matsushita Electric Co.,
   Ltd............................        26,000           176,972
 Lion Corp........................       325,000         1,232,784
 Makita Corp......................       209,000         1,237,543
 *#Marubeni Corp..................     1,942,000         1,656,247
 Maruichi Steel Tube, Ltd.........       117,000         1,281,039
 Matsushita Electric Industrial
   Co., Ltd.......................     1,933,000        25,670,609
 Matsushita-Kotobuki Electronics
   Industries, Ltd................        23,000           165,332
 Michinoku Bank, Ltd..............       187,000         1,014,623
 Mitsubishi Gas Chemical Co.,
   Inc............................       548,000         1,059,361
 Mitsubishi Heavy Industries,
   Ltd............................       611,000         1,692,319
 Mitsubishi Logistics Corp........         3,000            24,660
 Mitsubishi Materials Corp........       975,000         1,488,843
 Mitsui Chemicals, Inc............       116,800           374,737
 *Mitsui Engineering and
   Shipbuilding Co., Ltd..........       781,000           907,139
 Mitsui Marine & Fire Insurance
   Co., Ltd.......................        35,000           174,267
 Mori Seiki Co., Ltd..............       121,000           882,568
 Musashino Bank, Ltd..............        26,000           880,635
 NGK Spark Plug Co., Ltd..........        10,000            77,975
 *NKK Corp........................     2,612,000         1,569,970
 NTN Corp.........................       398,000           727,365
 *Namco, Ltd......................         5,500           103,642
 #Nanto Bank, Ltd.................       288,000           860,849
 New Japan Securities Co., Ltd....       122,000           207,106
 Nichicon Corp....................        12,000           130,511
 Nichido Fire and Marine Insurance
   Co., Ltd.......................        20,000           104,292
 Nichirei Corp....................       366,000         1,076,158
 Nihon Unisys, Ltd................        10,000            67,091
 Nikko Cordial Corp...............       340,000         1,795,059
 Nippon COMSYS Corp...............         6,000            43,276
 Nippon Kayaku Co., Ltd...........        53,000           215,245
 Nippon Meat Packers, Inc.,
   Osaka..........................         4,000            41,424
 Nippon Mitsubishi Oil Co.........     1,863,050         8,580,135
 Nippon Sanso Corp................       367,000           927,071
 Nippon Shokubai Co., Ltd.........       163,000           710,965
 Nipponkoa Insurance Co., Ltd.....        45,000           153,880
 #Nishimatsu Construction Co.,
   Ltd............................       364,000         1,203,323
 #Nishi-Nippon Bank, Ltd..........        85,540           260,548
 Nissei Sangyo Co., Ltd...........       110,050         1,160,249
 Nisshin Seifun Group, Inc........        96,000           620,684
 Nisshinbo Industries, Inc........       305,000         1,312,993
 *#Nissho Iwai Corp...............       544,000           455,117
 Obayashi Corp....................       520,000         1,909,099
 Ogaki Kyoritsu Bank, Ltd.........        50,000           243,267
 Oji Paper Co., Ltd...............       275,000         1,331,268

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
 Onward Kashiyama Co., Ltd........        26,000    $      274,327
 Pioneer Electronic Corp..........       117,000         2,822,467
 #Q.P. Corp.......................       168,000         1,484,652
 Rengo Co., Ltd...................        23,000            54,550
 Rinnai Corp......................         5,500            95,825
 Sanyo Shinpan Finance Co.,
   Ltd............................        11,000           296,632
 Sapporo Breweries, Ltd...........        33,000            92,206
 *Sapporo Hokuyo Holdings, Inc....            45           188,238
 #Seino Transportation Co.,
   Ltd............................        23,000           106,485
 Sekisui Chemical Co., Ltd........       557,000         1,606,091
 #Sekisui House, Ltd..............       938,000         7,161,719
 Seventy-seven (77) Bank, Ltd.....        57,000           265,750
 #Shiga Bank, Ltd.................       272,000           945,582
 Shikoku Bank, Ltd................        32,000           172,846
 Shima Seiki Manufacturing Co.,
   Ltd............................         5,000            87,925
 Shimachu Co., Ltd................        20,200           321,420
 #Shimadzu Corp...................       181,000           499,855
 Shimizu Corp.....................       997,000         4,008,546
 Shiseido Co., Ltd................        63,000           610,986
 Shohkoh Fund & Co., Ltd..........         3,000           325,791
 Showa Shell Sekiyu KK............       110,000           712,988
 *#Snow Brand Milk Products Co.,
   Ltd............................       419,000           772,550
 Sumitomo Corp....................       430,000         2,354,046
 Sumitomo Forestry Co., Ltd.......       139,000           832,087
 *Sumitomo Metal Industries, Ltd.
   Osaka..........................     1,481,000           565,379
 Sumitomo Metal Mining Co.,
   Ltd............................       313,000         1,090,657
 Sumitomo Osaka Cement Co.,
   Ltd............................        64,000           102,928
 Sumitomo Realty & Development
   Co., Ltd.......................       488,000         2,778,590
 Sumitomo Rubber..................        22,000           105,251
 Sumitomo Trust & Banking Co.,
   Ltd............................        21,000           103,707
 Suzuken Co., Ltd.................         7,000           121,958
 Taiheiyo Cement Corp.............     1,209,800         1,876,867
 #Taisei Corp.....................     1,325,000         3,637,635
 Takashimaya Co., Ltd.............       214,000         1,350,583
 Tanabe Seiyaku Co., Ltd..........       167,000         1,535,499
 Teijin, Ltd......................       803,000         2,974,178
 Teikoku Oil Co., Ltd.............       346,000         1,467,010
 Toda Corp........................       418,000         1,279,983
 Toho Bank, Ltd...................       240,000           729,070
 Tokio Marine & Fire Insurance
   Co., Ltd.......................        33,000           261,340
 Tokuyama Corp....................       248,000           743,301
 Tokyo Style Co., Ltd.............       133,000         1,155,905
 Toppan Printing Co., Ltd.........       105,000           959,463
 Toshiba TEC Corp.................       345,000           879,904
 Tostem Corp......................       319,016         4,322,103
 Toto, Ltd........................       247,000         1,328,133
 Toyo Seikan Kaisha, Ltd..........       287,600         3,789,015
 Toyo Suisan Kaisha, Ltd..........       116,000           943,145
 Toyoda Automatic Loom Works,
   Ltd............................        14,000           219,127
 Toyota Auto Body Co., Ltd........        86,000           935,332
 Toyota Tsusho Corp...............       314,000         1,290,526
 *#UFJ Holdings, Inc..............           432         1,431,029
 UNY Co., Ltd.....................        28,000           306,801
 #Victor Co. of Japan, Ltd........       246,000           819,229
 Wacoal Corp......................       149,000         1,432,929
 #Yamagata Bank, Ltd..............       153,700           684,134
 Yamaguchi Bank, Ltd..............       133,000           876,111
 Yamaha Corp......................        60,000           505,866
 Yamatake-Honeywell Co., Ltd......        87,000           741,985
                                        SHARES              VALUE+
                                        ------              ------

 Yamazaki Baking Co., Ltd.........        64,000    $      428,865
 Yokogawa Electric Corp...........       337,000         2,734,525
 *Yokohama Rubber Co., Ltd........       410,000         1,065,664
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $381,945,935).............                     256,566,520
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $62,122).................                          62,123
                                                    --------------
TOTAL -- JAPAN
  (Cost $382,008,057).............                     256,628,643
                                                    --------------
FRANCE -- (11.3%)
COMMON STOCKS -- (11.3%)
 AGF (Assurances Generales de
   France SA).....................       115,514         5,688,714
 Air Liquide......................         7,865         1,101,320
 Alcatel SA.......................        24,150           440,695
 Banque Nationale de Paris........       324,843        28,504,695
 *Beghin-Say......................        18,900           678,614
 Cie de Saint-Gobain..............        65,436         9,544,532
 Compagnie Francaise D'Assurance
   Pour Le Commerce Exterieur
   SA.............................         2,000            99,927
 Credit Lyonnais SA...............        57,100         1,917,785
 De la Rue Imperiale de Lyon......           500           761,090
 #Dior (Christian) SA.............       124,400         3,817,256
 Eiffage SA.......................         2,277           140,373
 Esso SA..........................           686            48,832
 Fimalac SA.......................        15,988           551,725
 Fonciere Lyonnaise SA............        10,950           261,783
 France Telecom SA................        10,500           414,615
 Gecina SA........................         3,400           274,144
 Generale des Establissements
   Michelin SA Series B...........        87,500         2,862,032
 Groupe Danone....................        85,000         9,825,666
 Imerys SA........................        11,000         1,068,659
 LaFarge SA.......................        22,230         2,040,235
 Lafarge SA.......................        77,517         6,972,102
 Lagardere SCA....................        10,200           422,405
 Lapeyre SA.......................        12,300           518,952
 Pechiney SA Series A.............        55,475         2,707,139
 Pernod-Ricard SA.................        38,900         2,873,561
 Peugeot SA.......................       222,900         9,436,357
 #Rallye SA.......................        18,020           814,822
 Remy Cointreau SA................        28,750           669,569
 #SEB SA Prime Fidelite 2002......         7,300           397,087
 Seb SA...........................         9,000           474,248
 Societe BIC SA...................        10,800           357,802
 #Societe des Ciments de
   Francais.......................        24,900         1,053,460
 Societe Financiere Interbail
   SA.............................        11,550           314,393
 Societe Generale, Paris..........       281,728        15,337,353
 Suez (ex Suez Lyonnaise des
   Eaux)..........................       150,000         4,532,960
 Thales SA........................        69,203         2,478,573
 Total SA.........................        98,000        12,504,253
 Unibail SA.......................         4,200           215,111
 #Usinor SA.......................       167,800         2,106,477
 Valeo SA.........................        53,800         2,035,288
 Vivendi Universal SA.............        25,600         1,310,005
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $96,824,181)..............                     137,574,609
                                                    --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG
   Rights 07/15/02
   (Cost $226,784)................        58,864    $      374,218
                                                    --------------
TOTAL -- FRANCE
  (Cost $97,050,965)..............                     137,948,827
                                                    --------------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 Allianz AG.......................        33,120         7,799,430
 BASF AG..........................       640,050        24,614,663
 BHW Holding AG, Berlin...........       130,000         3,841,264
 *Bankgesellschaft Berlin AG......       233,550           560,443
 Bayer AG.........................       168,100         5,448,703
 Bayerische Vereinsbank AG........       290,000         9,412,887
 #Berliner Kraft & Licht Bewag
   AG.............................       177,600         1,971,884
 Commerzbank AG...................       408,050         7,088,134
 Continental AG...................        44,100           540,973
 DBV Holding AG...................        44,000         1,516,807
 DaimlerChrysler AG, Stuttgart....        15,400           646,711
 Degussa AG.......................         7,800           195,555
 Deutsche Bank AG.................       359,305        23,260,464
 Deutsche Lufthansa AG............       305,250         4,004,148
 Deutsche Pfandbrief und
   Hypothekenbank AG, Depfa.......        48,400         2,764,922
 FPB Holding AG...................         5,789           819,506
 Fresenius Medical Care AG........        27,600         1,805,286
 Heidelberger Druckmaschinen AG...         4,200           166,974
 Heidelberger Zement AG,
   Heidelberg.....................        27,170         1,269,922
 #Hochtief AG.....................        91,150         1,289,527
 Karstadt Quelle AG...............        70,000         2,538,457
 Linde AG.........................        76,000         3,266,417
 MAN AG...........................       140,000         2,801,705
 Merck KGAA.......................        58,000         2,124,066
 SCA Hygiene Products AG..........         3,550           692,918
 ThyssenKrupp AG..................       108,750         1,548,258
 Vereins & Westbank AG............        73,187         1,834,885
 Volkswagen AG....................        15,550           682,250
                                                    --------------
TOTAL -- GERMANY
  (Cost $118,073,883).............                     114,507,159
                                                    --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV..............     1,431,076        23,257,131
 Buhrmann NV......................        84,927           865,376
 DSM NV...........................       129,437         4,612,733
 Fortis (NL)......................       573,133        13,373,548
 Ing Groep NV.....................     1,439,214        37,629,205
 *#Koninklijke KPN NV.............        43,622           199,202
 Koninklijke Philips Electronics
   NV.............................       392,656        10,723,311
 Koninklijke Vendex KBB NV........        12,244           116,869
 NV Holdingsmij de Telegraaf......         6,800           105,639
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $56,380,544)..............                      90,883,014
                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
 *Koninklijke KPN NV Rights
   12/04/01
   (Cost $0)......................        43,622                 0
                                                    --------------
TOTAL -- NETHERLANDS
  (Cost $56,380,544)..............                      90,883,014
                                                    --------------
                                        SHARES              VALUE+
                                        ------              ------

SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 Baloise-Holding..................       272,260    $   24,303,172
 Banque Cantonale Vaudois.........         5,795         1,177,095
 Ciba Spezialitaetenchemie Holding
   AG.............................         3,100           192,010
 Cie Financiere Richemont AG
   Series A.......................       897,300        17,000,200
 Fischer (Georg) AG,
   Schaffhausen...................        12,987         2,389,534
 Givaudan SA, Vernier.............           892           273,538
 Helvetia Patria Holding..........        21,396         3,404,048
 Intershop Holding AG, Zuerich....         5,400         2,787,241
 Jelmoli Holding AG, Zuerich......           500           510,083
 Pargesa Holding SA, Geneve.......         1,935         3,795,293
 Rieters Holdings.................           210            45,907
 #Schindler Holding AG, Hergiswil
   Partizipsch....................         3,469         4,876,599
 Schweizerische
   Lebensversicherungs und
   Rentenanstalt..................           550           255,831
 Sig Holding AG...................        40,330         3,477,590
 *UBS AG..........................        42,000         2,084,965
 Unaxis Holding AG................        14,900         1,506,476
 Zurich Versicherungs-Gesellschaft
   - Allied AG....................         9,364         2,385,367
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $54,911,220)..............                      70,464,949
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $13,082).................                          13,178
                                                    --------------
TOTAL -- SWITZERLAND
  (Cost $54,924,302)..............                      70,478,127
                                                    --------------
SPAIN -- (3.6%)
COMMON STOCKS -- (3.6%)
 #Aceralia Corporacion Siderurgica
   SA.............................        22,500           344,908
 Acerinox SA......................       154,740         4,849,394
 Aurea Concesiones de
   Infraestructuras del Estado
   SA.............................       176,800         3,641,052
 #Autopistas Concesionaria
   Espanola SA....................       500,301         4,909,743
 Banco Pastor SA..................       118,800         1,638,151
 #Cia Espanola de Petroleous SA...       449,382         5,065,919
 Corporacion Mapfre Compania
   Internacional de Reaseguros
   SA.............................       108,900           659,161
 #Ebro Puleva SA..................       133,920         1,396,974
 Endesa SA, Madrid................       190,892         3,054,422
 Grupo Dragados SA, Madrid........       456,567         5,662,016
 Iberdrola SA.....................       535,000         6,869,415
 Metrovacesa SA...................        99,185         1,327,712
 *Puleva Biotech SA...............       111,600                 0
 Repsol SA........................        15,800           222,113
 Sol Melia SA.....................         2,400            18,116
 *Terra Networks SA...............         8,000            66,833
 Union Fenosa SA..................       230,000         3,597,804
                                                    --------------
TOTAL -- SPAIN
  (Cost $36,421,721)..............                      43,323,733
                                                    --------------
ITALY -- (3.4%)
COMMON STOCKS -- (3.4%)
 Banca di Roma SpA................     2,022,125         4,508,418
 *#Banca Popolare di Lodi Scarl...       116,000           925,449

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
 Banca Popolare di Milano.........       224,400    $      787,636
 #Banca Popolare di Verona-Banco
   San Geminiano e San Prospero
   Scarl..........................        87,000           802,367
 #Banca Toscana...................       607,000         2,032,718
 Buzzi Unicem SpA.................        63,000           436,051
 #CIR SpA (Cie Industriale
   Riunite), Torino...............       500,000           448,595
 #Cia Assicuratrice Unipol SpA....       113,500           380,088
 #Fiat SpA........................       430,789         7,155,259
 #IFIL Finanziaria Partecipazioni
   SpA............................       510,187         2,585,608
 Intesabci SpA....................     5,900,212        14,343,471
 #Italcementi Fabriche Riunite
   Cemento SpA, Bergamo...........       378,560         2,904,908
 #Milano Assicurazioni SpA........       221,000           670,824
 #Parmalat Finanziaria SpA........       468,000         1,265,522
 Pirelli SpA......................       310,000           520,451
 Rinascente per l'Esercizio di
   Grande Magazzini SpA...........       194,500           724,486
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino...........        40,000           547,984
                                                    --------------
TOTAL -- ITALY
  (Cost $44,549,795)..............                      41,039,835
                                                    --------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 #Assidoman AB....................       213,850         5,144,075
 *#Billerud AB....................        98,699           591,232
 Electrolux AB Series B...........         4,700            67,966
 Gambro AB Series A...............       351,000         2,250,415
 Gambro AB Series B...............       125,700           805,918
 Holmen AB Series A...............         6,300           137,097
 Holmen AB Series B...............       119,200         2,660,906
 *Pergo AB........................             1                 3
 SSAB Swedish Steel Series A......       129,900         1,185,437
 SSAB Swedish Steel Series B......        48,000           426,805
 Skandinaviska Enskilda Banken
   Series A.......................       196,000         1,724,443
 Skandinaviska Enskilda Banken
   Series C.......................         9,800            76,591
 Svenska Cellulosa AB Series A....        57,000         1,427,130
 Svenska Cellulosa AB Series B....       266,500         6,684,931
 Svenska Handelsbanken
   Series A.......................        60,000           803,068
 Svenska Kullagerfabriken AB
   Series A.......................        68,400         1,190,787
 #Svenska Kullagerfabriken AB
   Series B.......................        89,700         1,599,382
 Volvo AB Series A................       194,100         2,906,768
 Volvo AB Series B................       373,828         5,884,313
                                                    --------------
TOTAL -- SWEDEN
  (Cost $39,440,521)..............                      35,567,267
                                                    --------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.8%)
 AMP, Ltd.........................       196,190         1,944,808
 AXA Asia Pac Hldgs...............     1,067,950         1,471,962
 #Amcor, Ltd......................       647,463         2,359,646
 Boral, Ltd.......................       156,700           264,067
 CSR, Ltd.........................     1,015,797         3,529,256
 Commonwealth Bank of Australia...        47,394           705,000
 Goodman Fielder, Ltd.............     1,428,408         1,032,683
 Hanson P.L.C.....................        65,823           434,792
 Lion Nathan, Ltd.................       476,400         1,095,201
                                        SHARES              VALUE+
                                        ------              ------

 MIM Holdings.....................     1,932,366    $    1,105,559
 Mirvac, Ltd......................       563,185         1,142,393
 Normandy Mining, Ltd.............     1,874,216         1,559,694
 *One Tel Ltd.....................     1,004,200            83,568
 Orica, Ltd.......................       280,460         1,006,806
 Publishing and Broadcasting,
   Ltd............................       156,241           822,385
 Quantas Airways, Ltd.............     1,096,275         2,223,739
 Santos, Ltd......................       660,527         2,212,807
 Seven Network, Ltd...............       225,871           815,304
 #St. George Bank, Ltd............       341,977         2,978,214
 Stockland Trust Group............       174,190           399,904
 WMC, Ltd.........................     1,077,515         5,290,480
 Wesfarmers, Ltd..................        65,752         1,090,936
 Westpac Banking Corp.............        16,304           126,648
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $32,827,828)..............                      33,695,852
                                                    --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $136)....................           107                93
                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights
   (Cost $0)......................       161,533                 0
                                                    --------------
TOTAL -- AUSTRALIA
  (Cost $32,827,964)..............                      33,695,945
                                                    --------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
 #Amoy Properties, Ltd............     4,570,500         4,629,963
 #Hang Lung Development Co.,
   Ltd............................     2,126,000         1,812,890
 Hysan Development Co., Ltd.......     1,761,367         1,614,889
 Kerry Properties, Ltd............     1,289,241         1,173,759
 New World Development Co.,
   Ltd............................     2,269,214         1,876,817
 Shangri-La Asia, Ltd.............     2,982,000         1,844,980
 #Sino Land Co., Ltd..............     4,976,107         1,627,109
 Swire Pacific, Ltd. Series A.....     1,062,000         5,161,197
 Tsim Sha Tsui Properties, Ltd....     1,352,000         1,066,199
 Wharf Holdings, Ltd..............     3,776,914         8,136,415
 Wheelock and Co., Ltd............     3,243,000         2,640,629
                                                    --------------
TOTAL -- HONG KONG
  (Cost $53,664,049)..............                      31,584,847
                                                    --------------
FINLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Fortum Oyj.......................     1,071,385         4,892,519
 Huhtamaki Van Leer Oyj...........         9,700           285,662
 Kesko Oyj........................       232,100         1,907,808
 Metra Oyj Series B...............        95,400         1,712,693
 Metsa-Serla Oyj Series B.........       437,500         2,742,161
 Metso Oyj........................       171,757         1,653,255
 #Outokumpu Oyj Series A..........       351,300         3,507,275
 #Pohjola Group Insurance Corp.
   Series A.......................         9,200           163,106
 Stora Enso Oyj Series R..........       547,800         6,989,622
 Upm-Kymmene Oyj..................       128,500         4,343,471
                                                    --------------
TOTAL -- FINLAND
  (Cost $28,616,354)..............                      28,197,572
                                                    --------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
 Carlsberg A.S. Series B..........        38,150         1,560,297
 Danisco A.S......................        52,630         1,880,285

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
 Danske Bank A.S..................       631,253    $    9,985,345
 *#Jyske Bank A.S.................        49,950         1,072,526
 Nordic Baltic Holding AB.........       925,918         4,633,399
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $15,091,673)..............                      19,131,852
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $32,929).................                          32,810
                                                    --------------
TOTAL -- DENMARK
  (Cost $15,124,602)..............                      19,164,662
                                                    --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR...           128                 3
 Groupe Bruxelles Lambert.........        55,500         2,877,322
 Heidelberger Zement AG...........         7,666           343,893
 Nationale a Portefeuille.........         4,029           389,617
 Sofina SA........................        10,500           390,170
 Solvay SA........................       101,490         5,806,854
 Suez (ex Suez Lyonnaise des
   Eaux)..........................        95,400         2,904,318
 *Suez (ex Suez Lyonnaise des
   Eaux) SA VVPR..................        95,400               854
 Tessenderlo Chemie...............        14,400           333,948
 #Union Miniere SA................        40,200         1,559,306
                                                    --------------
TOTAL -- BELGIUM
  (Cost $13,450,418)..............                      14,606,285
                                                    --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A........       105,892         1,801,905
 Den Norske Bank ASA Series A.....       589,194         2,460,323
 Norsk Hydro ASA..................        31,700         1,227,893
 Norske Skogindustrier ASA
   Series A.......................        75,000         1,301,731
                                                    --------------
TOTAL -- NORWAY
  (Cost $7,328,963)...............                       6,791,852
                                                    --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd..................       517,000           423,523
 City Developments, Ltd...........       214,000           563,321
 Fraser & Neave, Ltd..............       769,000         3,107,800
 #Keppel Corp., Ltd...............     1,502,002         2,181,961
                                                    --------------
TOTAL -- SINGAPORE
  (Cost $8,247,047)...............                       6,276,605
                                                    --------------
IRELAND -- (0.5%)
COMMON STOCKS -- (0.5%)
 Allied Irish Banks P.L.C.........       101,193         1,052,867
 Independent News & Media
   P.L.C..........................       504,529           831,229
 Irish Permanent P.L.C............        80,374           899,586
 Jefferson Smurfit Group P.L.C....     1,559,414         3,337,153
                                                    --------------
TOTAL -- IRELAND
  (Cost $6,577,174)...............                       6,120,835
                                                    --------------
                                        SHARES              VALUE+
                                        ------              ------

PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial
   de Lisboa......................        91,145    $    1,134,395
 Cimpor Cimentos de Portugal SA...       100,653         1,691,640
 *Jeronimo Martins
   (Estabelecimentos Jeronimo
   Martins & Filho Administracao e
   Participacoes Financeiros
   SA)............................        37,200           270,801
 *Portugal Telecom SA.............        50,082           381,617
 Sonae SGPS SA....................       576,000           397,128
                                                    --------------
TOTAL -- PORTUGAL
  (Cost $4,461,068)...............                       3,875,581
                                                    --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank
   AG.............................        47,110         1,501,689
 Voest-Alpine Stahl AG............        23,100           643,264
                                                    --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)...............                       2,144,953
                                                    --------------
GREECE -- (0.1%)
COMMON STOCKS -- (0.1%)
 EFG Eurobank Ergasias S.A........        60,097           870,659
 Hellenic Petroleum S.A...........       135,530           924,714
                                                    --------------
TOTAL -- GREECE
  (Cost $1,568,965)...............                       1,795,373
                                                    --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,003,278)..............     1,509,500         1,092,298
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,755).................                          16,366
                                                    --------------
TOTAL -- NEW ZEALAND
  (Cost $2,020,033)...............                       1,108,664
                                                    --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency...................                         840,369
                                                    --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad..............       691,000            83,647
                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,268,386,974)++.........                  $1,219,101,205
                                                    ==============

----------------------------------------------------------------
  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $1,270,074,630.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $ 1,219,101
Collateral for Securities Loaned............................       75,536
Cash........................................................          104
Receivables:
  Dividends, Interest and Tax Reclaims......................        3,841
  Investment Securities Sold................................        9,136
  Fund Shares Sold..........................................          311
                                                              -----------
    Total Assets............................................    1,308,029
                                                              -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       75,536
  Investment Securities Purchased...........................        2,703
  Fund Shares Redeemed......................................       21,310
Accrued Expenses and Other Liabilities......................          380
                                                              -----------
    Total Liabilities.......................................       99,929
                                                              -----------

NET ASSETS..................................................  $ 1,208,100
                                                              ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................  119,046,278
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     10.15
                                                              ===========
Investments at Cost.........................................  $ 1,268,387
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $ 1,255,309
Accumulated Net Investment Income (Loss)....................        1,292
Accumulated Net Realized Gain (Loss)........................        1,138
Accumulated Net Realized Foreign Exchange Gain (Loss).......         (237)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................      (49,286)
Unrealized Net Foreign Exchange Gain (Loss).................         (116)
                                                              -----------
    Total Net Assets........................................  $ 1,208,100
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $3,348).....         $  34,193
    Interest................................................               961
    Income from Securities Lending..........................             1,481
                                                                     ---------
        Total Investment Income.............................            36,635
                                                                     ---------

EXPENSE
    Investment Advisory Services............................             2,801
    Accounting & Transfer Agent Fees........................               769
    Custodian Fees..........................................               357
    Legal Fees..............................................                12
    Audit Fees..............................................                19
    Shareholders' Reports...................................                19
    Trustees' Fees and Expenses.............................                16
    Other...................................................                98
                                                                     ---------
        Total Expenses......................................             4,091
                                                                     ---------
    NET INVESTMENT INCOME (LOSS)............................            32,544
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
    Net Realized Gain (Loss) on Investment Securities
     Sold...................................................             4,644
    Net Realized Gain (Loss) on Foreign Currency
     Transactions...........................................              (237)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency............          (187,094)
    Translation of Foreign Currency Denominated Amounts.....               169
                                                                     ---------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (182,518)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(149,974)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   32,544        $   34,464
    Net Realized Gain (Loss) on Investment Securities.......              4,644            51,632
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................               (237)           (1,064)
    Change in Unrealized Appreciation (Depreciation) of
        Investment Securities and Foreign Currency..........           (187,094)          (89,106)
    Translation of Foreign Currency Denominated Amounts.....                169               (57)
                                                                     ----------        ----------
            Net Increase (Decrease) in Net Assets Resulting
              From Operations...............................           (149,974)           (4,131)

Distributions From:
    Net Investment Income...................................            (33,105)          (33,278)
    Net Realized Gains......................................            (53,326)         (100,340)
                                                                     ----------        ----------
        Total Distributions.................................            (86,431)         (133,618)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................            176,620           390,625
    Shares Issued in Lieu of Cash Distributions.............             86,431           133,614
    Shares Redeemed.........................................           (372,027)         (493,386)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           (108,976)           30,853
                                                                     ----------        ----------
        Total Increase (Decrease)...........................           (345,381)         (106,896)
NET ASSETS
    Beginning of Period.....................................          1,553,481         1,660,377
                                                                     ----------        ----------
    End of Period...........................................         $1,208,100        $1,553,481
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             15,819            31,537
    Shares Issued in Lieu of Cash Distributions.............              7,470            10,630
    Shares Redeemed.........................................            (32,904)          (39,481)
                                                                     ----------        ----------
                                                                         (9,615)            2,686
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                         YEAR             YEAR             YEAR             YEAR             YEAR
                                         ENDED            ENDED            ENDED            ENDED            ENDED
                                       NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                         2001             2000             1999             1998             1997
                                      -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning of
  Period............................  $    12.07       $    13.18       $    11.95       $    10.90       $    11.79
                                      ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)......        0.27             0.27             0.28             0.22             0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......       (1.49)           (0.31)            1.29             1.13            (0.67)
                                      ----------       ----------       ----------       ----------       ----------
  Total from Investment
    Operations......................       (1.22)           (0.04)            1.57             1.35            (0.43)
                                      ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income.............       (0.27)           (0.26)           (0.31)           (0.27)           (0.22)
  Net Realized Gains................       (0.43)           (0.81)           (0.03)           (0.03)           (0.24)
                                      ----------       ----------       ----------       ----------       ----------
  Total Distributions...............       (0.70)           (1.07)           (0.34)           (0.30)           (0.46)
                                      ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of Period......  $    10.15       $    12.07       $    13.18       $    11.95       $    10.90
                                      ==========       ==========       ==========       ==========       ==========
Total Return........................      (10.75)%          (0.51)%          13.27%           12.50%           (3.84)%
Net Assets, End of Period
  (thousands) ......................  $1,208,100       $1,553,481       $1,660,377       $1,720,249       $1,582,086
Ratio of Expenses to Average
  Net Assets........................        0.29%            0.29%            0.29%            0.29%            0.32%
Ratio of Net Investment Income to
  Average Net Assets................        2.32%            2.13%            2.17%            1.90%            2.09%
Portfolio Turnover Rate.............           6%               9%               6%              15%              23%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments for foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $ 75,913
Sales.......................................................   202,800

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 206,635
Gross Unrealized Depreciation...............................   (257,608)
                                                              ---------
    Net.....................................................  $ (50,973)
                                                              =========

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ended November 30, 2001, borrowings under the line were as follows:

  WEIGHTED           WEIGHTED         NUMBER OF       INTEREST      MAXIMUM AMOUNT
   AVERAGE         AVERAGE LOAN         DAYS          EXPENSE       BORROWED DURING
INTEREST RATE        BALANCE         OUTSTANDING      INCURRED        THE PERIOD
-------------      ------------      -----------      --------      ---------------
    5.92%           $4,630,000           10            $7,621         $11,800,000

    There were no outstanding borrowings under the line of credit at November 30, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $71,540,110, the related collateral cash received was $75,536,165 and the value of collateral on overnight repurchase agreements was $79,883,410.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value
Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002